UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Natalie Wagner, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2021

Natixis Loomis Sayles Short Duration Income ETF

Natixis U.S. Equity Opportunities ETF

Natixis Vaughan Nelson Mid Cap ETF

Natixis Vaughan Nelson Select ETF

NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF

Managers	NYSE Arca: LSST

Daniel Conklin, CFA®

Christopher T. Harms

Clifton V. Rowe, CFA®

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund’s investment objective is current income consistent with preservation of capital.

Average Annual Total Returns  — June 30, 20213

			Life of Fund (Inception 12/28/17)
				Expense Ratios[4]
	6 Months	1 Year		Gross	Net
NAV[1]	0.36%	2.21%	3.45%	1.05%	0.38%
Market[1]	0.28	2.20	3.49

Comparative Performance
Bloomberg Barclays U.S. Government/Credit 1-3 Year Bond Index[2]	0.00	0.44	2.55

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

1

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 12/28/17 represents the date trading of Fund shares commenced on the secondary market. 12/27/17 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 12/28/17. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

2

The Bloomberg Barclays U.S. Government/Credit 1-3 Year Bond Index is an unmanaged index which is a component of the U.S. Government/Credit Bond Index, which includes Treasury and agency securities (U.S. Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (U.S. Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years. Effective August 24, 2021, the index name will change to the Bloomberg U.S. Government/Credit 1-3 Year Bond Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

NATIXIS U.S. EQUITY OPPORTUNITIES ETF

Managers	NYSE Arca: EQOP

William C. Nygren, CFA®

Kevin G. Grant*, CFA®

M. Colin Hudson, CFA®

Michael J. Mangan, CFA®, CPA

Michael A. Nicolas, CFA®

Harris Associates L.P.

Aziz V. Hamzaogullari, CFA®

Loomis, Sayles & Company, L.P.

*	Effective January 1, 2022, Mr. Grant will no longer serve as a portfolio manager of the Fund.

Investment Goal

The Fund seeks long-term growth of capital.

Total Returns  — June 30, 20214

		Life of Fund (Inception 9/17/20)
			Expense Ratios[5]
	6 Months		Gross	Net
NAV[1]	19.43%	37.07%	1.57%	0.90%
Market[1]	19.49	37.19

Comparative Performance
S&P 500® Index[2]	15.25	28.45
Russell 1000® Index[3]	14.95	30.04

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

[1]

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 9/17/20 represents the date trading of Fund shares commenced on the secondary market. 9/16/20 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 9/17/20. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

[2]

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

[3]

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

[4]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[5]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS VAUGHAN NELSON MID CAP ETF

Managers	NYSE Arca: VNMC

Dennis G. Alff, CFA®

Chad D. Fargason

Chris D. Wallis, CFA®

Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Total Returns — June 30, 20213

		Life of Fund (Inception 9/17/20)
			Expense Ratios[4]
	6 Months		Gross	Net
NAV[1]	17.54%	39.76%	2.45%	0.90%
Market[1]	17.56	39.88

Comparative Performance
Russell Midcap® Value Index[2]	19.45	39.40

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

[1]

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 9/17/20 represents the date trading of Fund shares commenced on the secondary market. 9/16/20 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 9/17/20. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

[2]

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS VAUGHAN NELSON SELECT ETF

Managers	NYSE Arca: VNSE

Scott J. Weber, CFA®

Chris D. Wallis, CFA®

Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Total Returns — June 30, 20213

		Life of Fund (Inception 9/17/20)
			Expense Ratios[4]
	6 Months		Gross	Net
NAV[1]	19.00%	31.34%	1.99%	0.85%
Market[1]	19.07	31.46

Comparative Performance
S&P 500® Index[2]	15.25	28.45

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

[1]

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 9/17/20 represents the date trading of Fund shares commenced on the secondary market. 9/16/20 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 9/17/20. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

[2]

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling 800-458-7452; through the Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a shareholder, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees and brokerage charges, and (2) ongoing costs, including management fees and other fund expenses. These ongoing costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other funds.

The first line in the table shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2021 through June 30, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Actual	$1,000.00	$1,003.60	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	$1.91

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.38%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS U.S. EQUITY OPPORTUNITIES ETF	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Actual	$1,000.00	$1,194.30	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS VAUGHAN NELSON MID CAP ETF	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Actual	$1,000.00	$1,175.40	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS VAUGHAN NELSON SELECT ETF	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Actual	$1,000.00	$1,190.00	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement and sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. The Natixis U.S. Equity Opportunities ETF, Natixis Vaughan Nelson Mid Cap ETF, and Natixis Vaughan Nelson Select ETF were not included in the most recent annual review as the Funds’ initial board-approved investment advisory and sub-advisory agreements are effective until September 17, 2022. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting. The Natixis U.S. Equity Opportunities ETF, Natixis Vaughan Nelson Mid Cap ETF and Natixis Vaughan Nelson Select ETF were not included in the most recent annual review as the Funds’ initial board-approved investment advisory and sub-advisory agreements are effective until September 17, 2022.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of peer groups of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fee and sub-advisory fee, if any, and other expenses, including information comparing the Fund’s advisory fee and sub-advisory fee, if any, to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds, including, if applicable, the Fund’s corresponding mutual fund, and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales, redemption and trading data in respect of the Fund, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution and trading of the Fund’s shares and the related costs, (iii) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the asset management industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2021. In the case of each of Natixis Vaughan Nelson Select ETF and Natixis Vaughan Nelson Mid Cap ETF, the Board approved each Fund’s Agreement with an amendment that reduced each Fund’s advisory fee and sub-advisory fee effective July 1, 2021. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Fund, which include advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. The Trustees also considered the resources dedicated to the Fund by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

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The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Fund, but also the benefits to the Fund from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund. They also took into consideration increases in the services provided resulting from new regulatory requirements.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Fund and the Advisers. As noted above, the Trustees received information about the performance of Natixis Loomis Sayles Short Duration Income ETF over various time periods, including information that compared the performance of the Fund to the performance of its peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that measured the performance of the Fund on a risk adjusted basis.

The Board noted that, through December 31, 2020, Natixis Loomis Sayles Short Duration Income ETF’s one- and three-year net asset value performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year
Natixis Loomis Sayles Short Duration Income ETF	25%	17%

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Fund and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services provided and the profits realized by the Advisers and their affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Fund. This information included comparisons (provided by an independent third party) of the Fund’s advisory fees and total expense levels to those of its category groups. In evaluating the Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund, including the additional responsibilities of the Advisers in overseeing an ETF, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees also considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Fund has an expense limitation in place and they considered the amounts waived or reimbursed by the Adviser for the Fund under the expense limitation agreement. The Trustees also noted that Natixis Loomis Sayles Short Duration Income ETF had a total advisory fee rate that was below the median of its peer group of funds.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Fund, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, whether the Advisers had implemented breakpoints and/or expense limitations with respect to the Fund and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to the Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Fund supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Fund through breakpoints in the investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees

9  |

noted that the Fund was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Fund, as discussed above. The Trustees also considered that the Fund has benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, on the performance, asset levels and expense ratio of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Fund.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Fund, the ability to offer ETFs in the Natixis family of funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreements should be continued through June 30, 2022.

|  10

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2020 and ending December 31, 2020 (including updates through June 30, 2021)

Effective December 1, 2018 (September 16, 2020 for Natixis U.S. Equity Opportunities ETF, Natixis Vaughan Nelson Mid Cap ETF, and Natixis Vaughan Nelson Select ETF), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Funds’ portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2021 through June 30, 2021, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

11  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes — 99.1% of Net Assets
	ABS Car Loan — 13.9%
$105,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A(a)	$106,343
15,000	American Credit Acceptance Receivables Trust, Series 2020-1A, Class B, 2.080%, 12/13/2023, 144A	15,046
20,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A(a)	20,284
5,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.150%, 8/13/2024, 144A	5,026
10,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A(a)	10,084
39,062	American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.350%, 5/13/2024, 144A	39,088
77,624	American Credit Acceptance Receivables Trust, Series 2021-2, Class A, 0.370%, 10/15/2024, 144A	77,674
115,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024(a)	117,337
20,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024(a)	20,441
10,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.060%, 8/18/2026	10,071
85,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class A3, 0.370%, 8/18/2025	85,057
50,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2, 0.260%, 11/18/2024	50,052
20,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	20,070
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	107,247
10,448	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023(a)	10,469
4,550	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022(a)	4,559
14,687	CarMax Auto Owner Trust, Series 2019-3, Class A3, 2.180%, 8/15/2024(a)	14,901
20,000	CarMax Auto Owner Trust, Series 2021-1, Class A3, 0.340%, 12/15/2025	19,975
35,000	Carvana Auto Receivables Trust, Series 2020-P1, Class A3, 0.440%, 6/09/2025	35,066
9,945	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A(a)	9,955
20,000	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	19,960
140,000	Carvana Auto Receivables Trust, Series 2021-P1, Class A2, 0.280%, 3/11/2024	140,069
140,000	Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.540%, 12/10/2025	140,432
175,000	Carvana Auto Receivables Trust, Series 2021-P2, Class A2, 0.300%, 7/10/2024	175,138
61,727	CIG Auto Receivables Trust, Series 2020-1A, Class A, 0.680%, 10/12/2023, 144A(a)	61,827
2,582	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	2,591
30,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.650%, 7/15/2025	30,095
24,452	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A(a)	24,659
35,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A(a)	35,468
9,951	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	10,003
10,000	DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024, 144A	10,115
	ABS Car Loan — continued
15,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A(a)	15,607
23,544	DT Auto Owner Trust, Series 2020-3A, Class A, 0.540%, 4/15/2024, 144A(a)	23,587
35,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A(a)	35,449
38,972	DT Auto Owner Trust, Series 2021-1A, Class A, 0.350%, 1/15/2025, 144A	39,004
25,000	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	25,065
1,784	Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.580%, 8/15/2023, 144A(a)	1,787
19,512	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A(a)	19,607
25,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A(a)	25,775
30,000	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025(a)	30,295
53,319	Exeter Automobile Receivables Trust, Series 2021-1A, Class A2, 0.300%, 6/15/2023	53,321
40,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class A2, 0.270%, 1/16/2024	39,999
30,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	30,014
5,586	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.890%, 3/15/2024, 144A(a)	5,611
14,942	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A(a)	15,048
23,630	First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.450%, 3/16/2026, 144A	23,679
35,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A(a)	35,310
10,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A(a)	10,520
15,000	Flagship Credit Auto Trust, Series 2020-4, Class C, 1.280%, 2/16/2027, 144A(a)	15,132
59,480	Flagship Credit Auto Trust, Series 2021-1, Class A, 0.310%, 6/16/2025, 144A	59,524
30,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	30,041
65,000	Flagship Credit Auto Trust, Series 2021-2, Class C, 1.270%, 6/15/2027, 144A	64,836
40,000	Ford Credit Auto Lease Trust, Series 2020-A, Class A3, 1.850%, 3/15/2023(a)	40,226
55,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	54,956
465	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A(a)	466
35,000	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A(a)	35,716
65,000	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A(a)	65,518
13,882	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A(a)	13,989
40,000	GM Financial Automobile Leasing Trust, Series 2020-3, Class A3, 0.450%, 8/21/2023(a)	40,086
160,000	GM Financial Automobile Leasing Trust, Series 2021-2, Class A2, 0.220%, 7/20/2023	160,071
80,000	GM Financial Automobile Leasing Trust, Series 2021-2, Class A3, 0.340%, 5/20/2024	80,074
20,084	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022(a)	20,186

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$40,129	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024(a)	$40,592
187	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A2, 1.830%, 1/17/2023(a)	187
20,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	20,045
65,000	GM Financial Leasing Trust, Series 2021-1, Class A3, 0.260%, 2/20/2024	65,074
35,000	Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3, 1.870%, 10/15/2024(a)	35,378
35,000	Harley-Davidson Motorcycle Trust, Series 2021-A, Class A3, 0.370%, 4/15/2026	34,969
70,000	Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.370%, 10/18/2024(a)	70,089
30,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	30,002
155,000	Honda Auto Receivables Owner Trust, Series 2021-2, Class A2, 0.170%, 11/15/2023	154,824
160,000	Hyundai Auto Lease Securitization Trust, Series 2021-B, Class A2, 0.190%, 10/16/2023, 144A	160,053
165,000	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A2, 0.220%, 1/16/2024	165,106
60,000	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A3, 0.400%, 11/15/2024	60,084
100,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A(a)	101,830
50,000	Nissan Auto Lease Trust, Series 2020-A, Class A3, 1.840%, 1/17/2023(a)	50,392
50,000	Nissan Auto Lease Trust, Series 2020-B, Class A3, 0.430%, 10/16/2023(a)	50,152
175,000	Nissan Auto Receivables Owner Trust, Series 2021-A, Class A2, 0.160%, 2/15/2024	175,121
70,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A(a)	70,584
25,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A(a)	26,254
7,811	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024(a)	7,833
30,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024(a)	30,413
10,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/2024(a)	10,059
65,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026(a)	65,567
40,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026(a)	40,232
75,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.320%, 9/16/2024	75,067
60,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class A3, 0.340%, 2/18/2025	59,992
45,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	45,073
160,000	Santander Retail Auto Lease Trust, Series 2021-B, Class A2, 0.310%, 1/22/2024, 144A	160,075
160,000	Santander Retail Auto Lease Trust, Series 2021-B, Class A3, 0.510%, 8/20/2024, 144A	160,114
20,552	USAA Auto Owner Trust, Series 2019-1, Class A3, 2.160%, 7/17/2023(a)	20,655
25,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A(a)	25,462
15,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.240%, 11/17/2025, 144A(a)	15,118
	ABS Car Loan — continued
75,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class A2A, 0.320%, 4/15/2025, 144A	75,008
45,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	44,991
29,683	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.870%, 7/17/2023(a)	29,908
80,000	World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.700%, 1/17/2023(a)	81,201
65,000	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	65,031
35,000	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025(a)	35,081

		4,897,217

	ABS Credit Card — 0.3%
110,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026(a)	112,574

	ABS Other — 1.3%
135,000	DLLAA LLC, Series 2021-1A, Class A2, 0.360%, 5/17/2024, 144A	135,063
95,000	GLS Auto Receivables Trust, Series 2021-2A, Class A, 0.310%, 11/15/2024, 144A	95,048
45,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class A2, 0.270%, 6/15/2023, 144A	44,998
170,000	HPEFS Equipment Trust, Series 2021-2A, Class AC, 0.300%, 9/20/2028, 144A	170,022
27,099	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	27,153

		472,284

	ABS Student Loan — 0.2%
25,465	SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.720%, 10/27/2036, 144A(a)	25,751
47,636	SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.060%, 5/15/2046, 144A(a)	47,822

		73,573

	Aerospace & Defense — 0.2%
45,000	Boeing Co. (The), 2.196%, 2/04/2026	45,430
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	21,795
2,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	2,122

		69,347

	Agency Commercial Mortgage-Backed Securities — 0.3%
52,484	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 0.446%, 6/25/2027(a)(b)	52,830
38,170	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 0.410%, 6/25/2027(a)(b)	38,298
8,058	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025(a)	8,147

		99,275

	Airlines — 0.2%
55,000	Southwest Airlines Co., 5.250%, 5/04/2025	62,753
15,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	15,528

		78,281

	Automotive — 2.1%
40,000	American Honda Finance Corp., MTN, 0.650%, 9/08/2023(a)	40,176
60,000	BMW U.S. Capital LLC, 3.400%, 8/13/2021, 144A(a)	60,218
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A(a)	57,785

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Automotive — continued
$35,000	General Motors Co., 3-month LIBOR + 0.900%, 1.028%, 9/10/2021(b)	$35,047
60,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	63,512
50,000	Goodyear Tire & Rubber Co. (The), 5.000%, 7/15/2029, 144A	52,350
30,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/2033	31,641
25,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	26,741
30,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A(a)	30,630
75,000	Hyundai Capital America, 0.875%, 6/14/2024, 144A	74,635
40,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	41,058
25,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023(a)	25,614
15,000	PACCAR Financial Corp., MTN, 2.000%, 9/26/2022	15,306
145,000	Toyota Motor Corp., 0.681%, 3/25/2024	145,246
50,000	Toyota Motor Credit Corp., MTN, 0.450%, 7/22/2022(a)	50,141

		750,100

	Banking — 8.8%
80,000	Ally Financial, Inc., 3.050%, 6/05/2023	83,483
75,000	American Express Co., 3.700%, 11/05/2021(a)	75,684
125,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023(a)	126,882
35,000	Bank of Montreal, SOFR + 0.350%, 0.394%, 12/08/2023(a)(b)	35,129
65,000	Bank of Montreal, MTN, 2.900%, 3/26/2022(a)	66,306
35,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025(a)	35,940
145,000	Bank of Nova Scotia (The), 0.700%, 4/15/2024	145,164
50,000	Bank of Nova Scotia (The), 1.350%, 6/24/2026	49,997
55,000	Bank of Nova Scotia (The), 1.950%, 2/01/2023(a)	56,388
15,000	Canadian Imperial Bank of Commerce, 0.950%, 6/23/2023(a)	15,133
70,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(a)	71,609
85,000	Capital One Financial Corp., 3.200%, 1/30/2023(a)	88,504
80,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023(a)	81,211
15,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	15,036
75,000	Comerica, Inc., 3.700%, 7/31/2023(a)	79,716
150,000	Deutsche Bank AG, (fixed rate to 4/01/2024, variable rate thereafter), 1.447%, 4/01/2025	150,902
50,000	Fifth Third Bancorp, 2.600%, 6/15/2022(a)	51,036
85,000	Goldman Sachs Group, Inc. (The), (fixed rate to 11/17/2022, variable rate thereafter), 0.627%, 11/17/2023(a)	85,046
95,000	Goldman Sachs Group, Inc. (The), Series FXD, 0.481%, 1/27/2023	95,052
15,000	JPMorgan Chase & Co., (fixed rate to 2/16/2024, variable rate thereafter), 0.563%, 2/16/2025	14,918
110,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023(a)	112,388
50,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	50,393
145,000	JPMorgan Chase & Co., (fixed rate to 6/23/2024, variable rate thereafter), 0.969%, 6/23/2025	145,171
80,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A(a)	81,838
65,000	Macquarie Group Ltd., (fixed rate to 6/23/2031, variable rate thereafter), 2.691%, 6/23/2032, 144A	65,170
110,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022(a)	112,728
	Banking — continued
120,000	Morgan Stanley, (fixed rate to 1/25/2023, variable rate thereafter), MTN, 0.529%, 1/25/2024	119,939
160,000	Morgan Stanley, (fixed rate to 5/30/2024, variable rate thereafter), 0.790%, 5/30/2025	159,435
60,000	Royal Bank of Canada, GMTN, SOFR + 0.300%, 0.322%, 1/19/2024(b)	60,062
55,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	59,104
55,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026(a)	58,724
65,000	Synchrony Financial, 2.850%, 7/25/2022	66,534
15,000	Synchrony Financial, 4.375%, 3/19/2024	16,326
40,000	Toronto-Dominion Bank (The), MTN, SOFR + 0.240%, 0.258%, 1/06/2023(b)	40,029
120,000	Toronto-Dominion Bank (The), MTN, 1.200%, 6/03/2026	120,151
95,000	Truist Financial Corp., 2.700%, 1/27/2022(a)	96,172
40,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022(a)	40,992
45,000	Truist Financial Corp., MTN, (fixed rate to 6/7/2028, variable rate thereafter), 1.887%, 6/07/2029	45,136
160,000	Wells Fargo & Co., MTN, (fixed rate to 5/19/2024, variable rate thereafter), 0.805%, 5/19/2025	159,650
45,000	Westpac Banking Corp., 2.150%, 6/03/2031	45,491
25,000	Westpac Banking Corp., 2.800%, 1/11/2022(a)	25,346

		3,103,915

	Brokerage — 0.3%
80,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022(a)	81,585
35,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	36,803

		118,388

	Building Materials — 0.2%
60,000	Eagle Materials, Inc., 2.500%, 7/01/2031	59,441

	Cable Satellite — 0.2%
65,000	Sirius XM Radio, Inc., 4.000%, 7/15/2028, 144A	66,950

	Chemicals — 0.2%
15,000	Huntsman International LLC, 2.950%, 6/15/2031	15,214
45,000	LYB International Finance III LLC, 3-month LIBOR + 1.000%, 1.145%, 10/01/2023(b)	45,071

		60,285

	Collateralized Mortgage Obligations — 1.6%
121,572	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 0.500%, 8/20/2069(a)(b)	121,470
1,046	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(a)(c)(d)	1,098
1,063	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 0.687%, 9/20/2062(a)(b)(c)(d)	1,057
6,967	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)(c)(d)	6,969
4,058	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063(a)(c)(d)	4,076
16,719	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(a)	17,072
25,234	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 0.687%, 5/20/2066(a)(b)	25,332
10,375	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.307%, 10/20/2064(a)(b)	10,370
53,299	Government National Mortgage Association, Series 2019-H01, Class FJ, 1-month LIBOR + 0.300%, 0.407%, 9/20/2068(a)(b)	53,316

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$44,070	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.507%, 10/20/2068(a)(b)	$44,162
61,344	Government National Mortgage Association, Series 2019-H0A, Class FT, 1-year CMT + 0.430%, 0.480%, 4/20/2069(a)(b)	59,979
213,979	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.610%, 1/20/2070(a)(b)	213,885

		558,786

	Construction Machinery — 1.3%
40,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023(a)	40,227
75,000	Caterpillar Financial Services Corp., MTN, 1.950%, 11/18/2022(a)	76,648
40,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021(a)	40,217
80,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	82,009
175,000	John Deere Capital Corp., MTN, 1.050%, 6/17/2026	174,579
30,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022(a)	30,625

		444,305

	Consumer Cyclical Services — 0.3%
85,000	eBay, Inc., 1.400%, 5/10/2026	85,288
31,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	36,061

		121,349

	Consumer Products — 0.1%
30,000	Newell Brands, Inc., 4.350%, 4/01/2023	31,425

	Diversified Manufacturing — 0.4%
35,000	Amphenol Corp., 2.050%, 3/01/2025	36,397
35,000	Honeywell International, Inc., 1.850%, 11/01/2021(a)	35,146
85,000	Otis Worldwide Corp., 3-month LIBOR + 0.450%, 0.644%, 4/05/2023(b)	84,965

		156,508

	Electric — 3.3%
45,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	48,019
25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	26,479
65,000	American Electric Power Co., Inc., Series A, 3-month LIBOR + 0.480%, 0.656%, 11/01/2023(b)	65,051
10,000	Baltimore Gas & Electric Co., 2.250%, 6/15/2031	10,095
85,000	Consolidated Edison, Inc., Series A, 0.650%, 12/01/2023	85,012
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	31,802
65,000	Dominion Energy, Inc., Series D, 3-month LIBOR + 0.530%, 0.649%, 9/15/2023(b)	65,047
5,000	Edison International, 4.950%, 4/15/2025	5,536
45,000	Eversource Energy, Series N, 3.800%, 12/01/2023(a)	48,295
125,000	NextEra Energy Capital Holdings, Inc., 3-month LIBOR + 0.270%, 0.420%, 2/22/2023(b)	125,022
45,000	Pacific Gas & Electric Co., 3-month LIBOR + 1.375%, 1.531%, 11/15/2021(b)	45,092
45,000	Pacific Gas & Electric Co., 3.000%, 6/15/2028	45,202
35,000	PSEG Power LLC, 3.850%, 6/01/2023	37,152
75,000	Southern California Edison Co., Series D, 3-month LIBOR + 0.270%, 0.399%, 12/03/2021(a)(b)	75,022
65,000	Southern California Edison Co., 1.100%, 4/01/2024	65,448
35,000	Southern California Edison Co., Seies G, 2.500%, 6/01/2031	35,041
85,000	Southern Co. (The), Series 21-A, 0.600%, 2/26/2024	84,759
75,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	80,131
110,000	WEC Energy Group, Inc., 0.800%, 3/15/2024	110,254
	Electric — continued
90,000	Xcel Energy, Inc., 0.500%, 10/15/2023	89,981

		1,178,440

	Finance Companies — 1.4%
40,000	Air Lease Corp., 1.875%, 8/15/2026	40,031
40,000	Air Lease Corp., MTN, 0.700%, 2/15/2024	39,857
40,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	40,198
35,000	Ares Capital Corp., 3.250%, 7/15/2025	36,814
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	73,340
5,000	Avolon Holdings Funding Ltd., 4.250%, 4/15/2026, 144A	5,418
35,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2026, 144A	39,699
15,000	FS KKR Capital Corp., 3.400%, 1/15/2026	15,510
10,000	FS KKR Capital Corp., 4.125%, 2/01/2025	10,625
40,000	Navient Corp., MTN, 7.250%, 1/25/2022	41,488
65,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	68,270
55,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	57,323
15,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	15,039

		483,612

	Financial Other — 0.4%
55,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027, 144A	56,788
85,000	ORIX Corp., 2.900%, 7/18/2022(a)	87,209

		143,997

	Food & Beverage — 0.9%
35,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	38,072
60,000	Keurig Dr Pepper, Inc., 0.750%, 3/15/2024	60,065
80,000	Mondelez International, Inc., 0.625%, 7/01/2022	80,309
60,000	PepsiCo, Inc., 0.400%, 10/07/2023(a)	60,059
75,000	Sysco Corp., 5.650%, 4/01/2025	86,884

		325,389

	Gaming — 0.2%
65,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	73,167

	Health Insurance — 0.1%
50,000	UnitedHealth Group, Inc., 2.300%, 5/15/2031	51,204

	Healthcare — 1.1%
55,000	Cigna Corp., 3.750%, 7/15/2023(a)	58,570
20,000	CVS Health Corp., 3.700%, 3/09/2023	21,062
165,000	Fresenius Medical Care U.S. Finance III, Inc., 1.875%, 12/01/2026, 144A	165,200
145,000	Illumina, Inc., 0.550%, 3/23/2023	145,229

		390,061

	Home Construction — 0.2%
20,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	20,181
35,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	36,225

		56,406

	Independent Energy — 0.4%
30,000	Diamondback Energy, Inc., 0.900%, 3/24/2023	30,006
5,000	EQT Corp., 3.125%, 5/15/2026, 144A	5,124
55,000	EQT Corp., 7.625%, 2/01/2025	64,157
50,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	50,048

		149,335

	Integrated Energy — 0.6%
115,000	Shell International Finance BV, 2.375%, 4/06/2025(a)	120,898
95,000	TotalEnergies Capital International S.A., 2.218%, 7/12/2021(a)	95,041

		215,939

	Life Insurance — 5.0%
25,000	AIG Global Funding, 0.650%, 6/17/2024, 144A	24,929

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Life Insurance — continued
$20,000	AIG Global Funding, 0.800%, 7/07/2023, 144A	$20,135
95,000	AIG Global Funding, 2.300%, 7/01/2022, 144A(a)	96,815
90,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	90,010
50,000	Athene Global Funding, 2.500%, 1/14/2025, 144A(a)	52,162
80,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	81,997
20,000	Brighthouse Financial Global Funding, 1.000%, 4/12/2024, 144A	20,039
95,000	Equitable Financial Life Global Funding, 0.500%, 4/06/2023, 144A	95,134
42,000	Equitable Holdings, Inc., 3.900%, 4/20/2023	44,403
80,000	F&G Global Funding, 1.750%, 6/30/2026, 144A	80,329
75,000	GA Global Funding Trust, 1.000%, 4/08/2024, 144A	75,167
40,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A(a)	40,129
45,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A(a)	47,399
75,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	76,324
20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A(a)	21,962
150,000	Met Tower Global Funding, 0.700%, 4/05/2024, 144A	150,031
120,000	New York Life Global Funding, SOFR + 0.220%, 0.249%, 2/02/2023, 144A(a)(b)	120,110
145,000	Northwestern Mutual Global Funding, 0.600%, 3/25/2024, 144A	144,801
175,000	Principal Life Global Funding II, 0.500%, 1/08/2024, 144A(a)	174,629
150,000	Protective Life Global Funding, 0.502%, 4/12/2023, 144A	150,127
70,000	Reliance Standard Life Global Funding II, 2.150%, 1/21/2023, 144A(a)	71,617
70,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	70,115

		1,748,364

	Lodging — 0.1%
30,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	33,871

	Metals & Mining — 0.3%
65,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	70,073
30,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	29,962

		100,035

	Midstream — 0.9%
125,000	Enbridge, Inc., SOFR + 0.400%, 0.435%, 2/17/2023(b)	125,251
55,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	56,499
55,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A(a)	55,928
90,000	MPLX LP, 3.375%, 3/15/2023	94,095

		331,773

	Natural Gas — 0.9%
60,000	Atmos Energy Corp., 0.625%, 3/09/2023	60,019
75,000	CenterPoint Energy Resources Corp., 0.700%, 3/02/2023	75,007
45,000	CenterPoint Energy Resources Corp., 3.550%, 4/01/2023(a)	47,302
140,000	ONE Gas, Inc., 0.850%, 3/11/2023	140,068

		322,396

	Non-Agency Commercial Mortgage-Backed Securities — 0.6%
147,989	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062(a)	151,919
55,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.296%, 8/15/2046(e)	57,567

		209,486

	Paper — 0.1%
40,000	Suzano Austria GmbH, 3.125%, 1/15/2032	39,615

	Pharmaceuticals — 1.5%
120,000	AbbVie, Inc., 2.150%, 11/19/2021(a)	120,872
95,000	AstraZeneca PLC, 3.500%, 8/17/2023(a)	100,903
65,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	66,527
80,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	85,239
10,000	Bristol-Myers Squibb Co., 2.000%, 8/01/2022	10,194
70,000	Bristol-Myers Squibb Co., 3.550%, 8/15/2022(a)	72,503
60,000	Pfizer, Inc., 3.200%, 9/15/2023(a)	63,408

		519,646

	Property & Casualty Insurance — 0.5%
30,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 0.776%, 3/29/2023(a)(b)	30,229
80,000	AON Corp., 2.200%, 11/15/2022(a)	81,960
45,000	Assurant, Inc., 4.200%, 9/27/2023	48,253

		160,442

	Refining — 0.3%
85,000	Marathon Petroleum Corp., 4.500%, 5/01/2023	90,649

	REITs – Mortgage — 0.3%
55,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	54,922
45,000	Starwood Property Trust, Inc., 5.500%, 11/01/2023, 144A	47,138

		102,060

	REITs – Office Property — 0.2%
55,000	Office Properties Income Trust, 4.500%, 2/01/2025	59,723

	REITs – Regional Malls — 0.3%
70,000	Simon Property Group LP, 2.625%, 6/15/2022(a)	71,166
45,000	Simon Property Group LP, 3.500%, 9/01/2025(a)	49,250

		120,416

	REITs – Shopping Centers — 0.1%
40,000	Federal Realty Investment Trust, 3.950%, 1/15/2024(a)	42,895

	Retailers — 0.4%
65,000	7-Eleven, Inc., 0.625%, 2/10/2023, 144A	65,039
35,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	36,251
30,000	Victoria’s Secret & Co., 4.625%, 7/15/2029, 144A	30,000

		131,290

	Technology — 3.9%
35,000	Avnet, Inc., 3.000%, 5/15/2031	34,873
12,000	Broadcom, Inc., 3.150%, 11/15/2025	12,861
80,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025	93,857
60,000	DXC Technology Co., 4.125%, 4/15/2025	65,943
120,000	Gartner, Inc., 3.625%, 6/15/2029, 144A	121,800
105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	107,006
75,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	83,383
115,000	HP, Inc., 1.450%, 6/17/2026, 144A	114,147
80,000	Infor, Inc., 1.450%, 7/15/2023, 144A	80,903
90,000	Marvell Technology, Inc., 4.200%, 6/22/2023, 144A	95,680
75,000	Microchip Technology, Inc., 2.670%, 9/01/2023	78,114
75,000	Micron Technology, Inc., 2.497%, 4/24/2023	77,521
80,000	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 7/15/2029, 144A	80,224
85,000	NVIDIA Corp., 2.000%, 6/15/2031	85,091
35,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	37,440
65,000	Seagate HDD Cayman, 4.875%, 3/01/2024	70,035
80,000	Skyworks Solutions, Inc., 0.900%, 6/01/2023	80,238
55,000	Western Union Co. (The), 4.250%, 6/09/2023	58,774

		1,377,890

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Transportation Services — 0.5%
$50,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	$53,787
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	32,000
35,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	37,592
50,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	56,430

		179,809

	Treasuries — 41.8%
3,920,000	U.S. Treasury Note, 0.125%, 11/30/2022(a)	3,917,397
680,000	U.S. Treasury Note, 0.125%, 12/31/2022	679,416
1,910,000	U.S. Treasury Note, 0.125%, 1/31/2023	1,908,135
1,235,000	U.S. Treasury Note, 0.125%, 2/28/2023	1,233,456
3,580,000	U.S. Treasury Note, 0.125%, 3/31/2023	3,574,546
1,325,000	U.S. Treasury Note, 0.125%, 4/30/2023	1,322,516
2,125,000	U.S. Treasury Note, 0.125%, 5/31/2023	2,120,434

		14,755,900

	Wireless — 0.3%
115,000	T-Mobile USA, Inc., 2.250%, 2/15/2026, 144A	115,862

	Wirelines — 0.6%
145,000	Bell Canada, 0.750%, 3/17/2024	145,327
50,000	Verizon Communications, Inc., 3.000%, 3/22/2027(a)	53,807

		199,134

	Total Bonds and Notes (Identified Cost $34,731,611)	34,982,809

Short-Term Investments — 0.4%
131,772	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $131,772 on 7/1/2021 collateralized by $98,600 U.S. Treasury Bond, 4.250% due 5/15/2039 valued at $134,443 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $131,772)	131,772

	Total Investments — 99.5% (Identified Cost $34,863,383)	35,114,581
	Other assets less liabilities — 0.5%	169,207

	Net Assets — 100.0%	$35,283,788

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $13,200 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $6,755,387 or 19.1% of net assets.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

At June 30, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2021	25	$5,516,905	$5,508,007	$(8,898)

At June 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2021	13	$1,715,617	$1,722,500	$(6,883)

Industry Summary at June 30, 2021 (Unaudited)

Treasuries	41.8%
ABS Car Loan	13.9
Banking	8.8
Life Insurance	5.0
Technology	3.9
Electric	3.3
Automotive	2.1
Other Investments, less than 2% each	20.3
Short-Term Investments	0.4

Total Investments	99.5
Other assets less liabilities (including futures contracts)	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis U.S. Equity Opportunities ETF

Shares	Description	Value (†)
Common Stocks — 97.3% of Net Assets
	Aerospace & Defense — 2.0%
1,195	Boeing Co. (The)(a)	$286,274

	Air Freight & Logistics — 1.0%
1,167	Expeditors International of Washington, Inc.	147,742

	Automobiles — 2.0%
4,947	General Motors Co.(a)	292,714

	Banks — 6.5%
9,828	Bank of America Corp.	405,208
4,963	Citigroup, Inc.	351,132
4,237	Wells Fargo & Co.	191,894

		948,234

	Beverages — 4.3%
924	Constellation Brands, Inc., Class A	216,114
4,099	Keurig Dr Pepper, Inc.	144,449
2,913	Monster Beverage Corp.(a)	266,103

		626,666

	Biotechnology — 4.8%
879	Alnylam Pharmaceuticals, Inc.(a)	149,008
724	BioMarin Pharmaceutical, Inc.(a)	60,411
787	CRISPR Therapeutics AG(a)	127,407
636	Regeneron Pharmaceuticals, Inc.(a)	355,232

		692,058

	Capital Markets — 7.8%
5,282	Charles Schwab Corp. (The)	384,582
251	FactSet Research Systems, Inc.	84,238
583	Moody’s Corp.	211,262
212	MSCI, Inc.	113,013
1,577	SEI Investments Co.	97,727
2,982	State Street Corp.	245,359

		1,136,181

	Communications Equipment — 0.7%
1,822	Cisco Systems, Inc.	96,566

	Consumer Finance — 4.7%
1,174	American Express Co.	193,980
3,109	Capital One Financial Corp.	480,931

		674,911

	Electronic Equipment, Instruments & Components — 1.2%
1,299	TE Connectivity Ltd.	175,638

	Energy Equipment & Services — 0.7%
3,264	Schlumberger NV	104,481

	Entertainment — 3.3%
462	Netflix, Inc.(a)	244,033
1,332	Walt Disney Co. (The)(a)	234,126

		478,159

	Health Care Equipment & Supplies — 0.5%
80	Intuitive Surgical, Inc.(a)	73,571

	Health Care Providers & Services — 4.0%
2,095	CVS Health Corp.	174,807
1,050	HCA Healthcare, Inc.	217,077
418	Humana, Inc.	185,057

		576,941

	Health Care Technology — 0.5%
830	Cerner Corp.	64,873

	Hotels, Restaurants & Leisure — 5.3%
126	Booking Holdings, Inc.(a)	275,699
1,472	Hilton Worldwide Holdings, Inc.(a)	177,553
1,356	Starbucks Corp.	151,614
	Hotels, Restaurants & Leisure — continued
1,545	Yum China Holdings, Inc.	102,356
555	Yum! Brands, Inc.	63,842

		771,064

	Household Products — 0.4%
767	Colgate-Palmolive Co.	62,395

	Industrial Conglomerates — 1.7%
17,999	General Electric Co.	242,267

	Insurance — 3.0%
5,884	American International Group, Inc.	280,078
1,345	Reinsurance Group of America, Inc.	153,330

		433,408

	Interactive Media & Services — 10.5%
247	Alphabet, Inc., Class A(a)	603,122
79	Alphabet, Inc., Class C(a)	197,999
2,049	Facebook, Inc., Class A(a)	712,458

		1,513,579

	Internet & Direct Marketing Retail — 4.7%
1,136	Alibaba Group Holding Ltd., Sponsored ADR(a)	257,622
125	Amazon.com, Inc.(a)	430,020

		687,642

	IT Services — 4.7%
231	Automatic Data Processing, Inc.	45,881
5,587	DXC Technology Co.(a)	217,558
1,333	Fiserv, Inc.(a)	142,485
1,154	Visa, Inc., Class A	269,828

		675,752

	Life Sciences Tools & Services — 1.3%
382	Illumina, Inc.(a)	180,766

	Machinery — 1.2%
496	Deere & Co.	174,944

	Media — 3.2%
277	Charter Communications, Inc., Class A(a)	199,841
4,737	Comcast Corp., Class A	270,104

		469,945

	Oil, Gas & Consumable Fuels — 3.5%
10,075	APA Corp.	217,922
3,477	EOG Resources, Inc.	290,121

		508,043

	Pharmaceuticals — 1.5%
1,828	Novartis AG, Sponsored ADR	166,787
665	Novo Nordisk A/S, Sponsored ADR	55,707

		222,494

	Semiconductors & Semiconductor Equipment — 3.9%
524	NVIDIA Corp.	419,253
983	QUALCOMM, Inc.	140,500

		559,753

	Software — 7.6%
1,034	Autodesk, Inc.(a)	301,825
676	Microsoft Corp.	183,128
3,356	Oracle Corp.	261,231
737	salesforce.com, Inc.(a)	180,027
714	Workday, Inc., Class A(a)	170,460

		1,096,671

	Textiles, Apparel & Luxury Goods — 0.8%
5,772	Under Armour, Inc., Class A(a)	122,078

	Total Common Stocks (Identified Cost $10,517,072)	14,095,810

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis U.S. Equity Opportunities ETF – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.6%
$377,532	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $377,532 on 7/01/2021 collateralized by $338,700 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $385,124 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $377,532)	$377,532

	Total Investments — 99.9% (Identified Cost $10,894,604)	14,473,342
	Other assets less liabilities — 0.1%	13,577

	Net Assets — 100.0%	$14,486,919

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2021 (Unaudited)

Interactive Media & Services	10.5%
Capital Markets	7.8
Software	7.6
Banks	6.5
Hotels, Restaurants & Leisure	5.3
Biotechnology	4.8
Internet & Direct Marketing Retail	4.7
IT Services	4.7
Consumer Finance	4.7
Beverages	4.3
Health Care Providers & Services	4.0
Semiconductors & Semiconductor Equipment	3.9
Oil, Gas & Consumable Fuels	3.5
Entertainment	3.3
Media	3.2
Insurance	3.0
Automobiles	2.0
Aerospace & Defense	2.0
Other Investments, less than 2% each	11.5
Short-Term Investments	2.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Vaughan Nelson Mid Cap ETF

Shares	Description	Value (†)
Common Stocks — 98.2% of Net Assets
	Banks — 5.2%
4,237	Bank of N.T. Butterfield & Son Ltd. (The)	$150,201
14,314	Huntington Bancshares, Inc.	204,261
5,180	PacWest Bancorp	213,209

		567,671

	Beverages — 1.0%
460	Constellation Brands, Inc., Class A	107,589

	Building Products — 0.7%
575	Allegion PLC	80,098

	Capital Markets — 5.6%
1,836	Ares Management Corp., Class A	116,751
8,151	Brightsphere Investment Group, Inc.	190,978
671	Nasdaq, Inc.	117,962
1,421	Raymond James Financial, Inc.	184,588

		610,279

	Chemicals — 4.1%
5,212	Axalta Coating Systems Ltd.(a)	158,914
1,983	FMC Corp.	214,561
707	LyondellBasell Industries NV, Class A	72,729

		446,204

	Communications Equipment — 3.0%
1,509	Motorola Solutions, Inc.	327,227

	Construction & Engineering — 1.9%
7,519	WillScot Mobile Mini Holdings Corp.(a)	209,555

	Consumer Finance — 2.1%
4,676	Synchrony Financial	226,880

	Containers & Packaging — 3.1%
616	Avery Dennison Corp.	129,508
2,003	Crown Holdings, Inc.	204,726

		334,234

	Diversified Consumer Services — 1.5%
1,825	Grand Canyon Education, Inc.(a)	164,195

	Electric Utilities — 1.5%
1,001	Alliant Energy Corp.	55,816
1,718	Evergy, Inc.	103,818

		159,634

	Electrical Equipment — 6.0%
1,480	AMETEK, Inc.	197,580
1,274	Hubbell, Inc.	238,034
6,918	nVent Electric PLC	216,118

		651,732

	Electronic Equipment, Instruments & Components — 1.5%
307	CDW Corp.	53,617
734	Keysight Technologies, Inc.(a)	113,337

		166,954

	Food & Staples Retailing — 0.7%
1,669	Performance Food Group Co.(a)	80,930

	Health Care Equipment & Supplies — 2.3%
262	Cooper Cos., Inc. (The)	103,823
2,251	Hologic, Inc.(a)	150,186

		254,009

	Health Care Providers & Services — 1.6%
14,075	Aveanna Healthcare Holdings, Inc.(a)	174,108

	Hotels, Restaurants & Leisure — 2.4%
7,097	Aramark	264,363

	Independent Power & Renewable Electricity Producers — 1.8%
10,246	Vistra Corp.	190,063

	Insurance — 5.1%
597	Allstate Corp. (The)	77,873
682	Arthur J. Gallagher & Co.	95,535
3,201	Athene Holding Ltd., Class A(a)	216,067
1,438	Reinsurance Group of America, Inc.	163,932

		553,407

	IT Services — 5.2%
3,111	Alliance Data Systems Corp.	324,135
419	Global Payments, Inc.	78,579
1,850	MAXIMUS, Inc.	162,745

		565,459

	Life Sciences Tools & Services — 6.1%
575	Agilent Technologies, Inc.	84,991
4,678	Avantor, Inc.(a)	166,116
590	IQVIA Holdings, Inc.(a)	142,969
10,875	Sotera Health Co.(a)	263,501

		657,577

	Machinery — 7.8%
2,415	Crane Co.	223,074
1,903	Oshkosh Corp.	237,190
1,929	Otis Worldwide Corp.	157,734
2,798	Timken Co. (The)	225,491

		843,489

	Media — 2.5%
1,829	Nexstar Media Group, Inc., Class A	270,473

	Metals & Mining — 3.1%
17,630	Constellium SE(a)	334,088

	Multi-Utilities — 0.9%
798	Ameren Corp.	63,872
655	CMS Energy Corp.	38,697

		102,569

	Oil, Gas & Consumable Fuels — 5.5%
3,397	Diamondback Energy, Inc.	318,944
1,697	Pioneer Natural Resources Co.	275,797

		594,741

	Pharmaceuticals — 4.1%
12,934	Elanco Animal Health, Inc.(a)	448,680

	Professional Services — 2.0%
863	CACI International, Inc., Class A(a)	220,169

	REITs – Diversified — 0.8%
8,283	New Residential Investment Corp.	87,717

	Semiconductors & Semiconductor Equipment — 2.0%
509	Analog Devices, Inc.	87,629
369	CMC Materials, Inc.	55,623
577	Entegris, Inc.	70,954

		214,206

	Software — 2.1%
13,211	SolarWinds Corp.(a)	223,134

	Specialty Retail — 1.7%
6,685	Leslie’s, Inc.(a)	183,771

	Textiles, Apparel & Luxury Goods — 3.3%
7,087	Skechers U.S.A., Inc., Class A(a)	353,145

	Total Common Stocks (Identified Cost $9,159,518)	10,668,350

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Vaughan Nelson Mid Cap ETF – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.6%
$172,005	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $172,005 on 7/01/2021 collateralized by $154,300 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $175,449 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $172,005)	$172,005

	Total Investments — 99.8% (Identified Cost $9,331,523)	10,840,355
	Other assets less liabilities — 0.2%	16,799

	Net Assets — 100.0%	$10,857,154

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2021 (Unaudited)

Machinery	7.8%
Life Sciences Tools & Services	6.1
Electrical Equipment	6.0
Capital Markets	5.6
Oil, Gas & Consumable Fuels	5.5
Banks	5.2
IT Services	5.2
Insurance	5.1
Pharmaceuticals	4.1
Chemicals	4.1
Textiles, Apparel & Luxury Goods	3.3
Containers & Packaging	3.1
Metals & Mining	3.1
Communications Equipment	3.0
Media	2.5
Hotels, Restaurants & Leisure	2.4
Health Care Equipment & Supplies	2.3
Consumer Finance	2.1
Software	2.1
Professional Services	2.0
Semiconductors & Semiconductor Equipment	2.0
Other Investments, less than 2% each	15.6
Short-Term Investments	1.6

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks — 99.3% of Net Assets
	Auto Components — 0.6%
1,744	Luminar Technologies, Inc.(a)	$38,281

	Banks — 1.2%
1,069	Popular, Inc.	80,229

	Biotechnology — 5.0%
1,453	Moderna, Inc.(a)	341,426

	Chemicals — 3.8%
2,283	Nutrien Ltd.	138,372
457	Sherwin-Williams Co. (The)	124,510

		262,882

	Communications Equipment — 3.8%
1,207	Motorola Solutions, Inc.	261,738

	Diversified Telecommunication Services — 2.9%
2,609	Cogent Communications Holdings, Inc.	200,606

	Electric Utilities — 2.9%
2,715	NextEra Energy, Inc.	198,955

	Energy Equipment & Services — 1.9%
14,684	TechnipFMC PLC(a)	132,890

	Food Products — 4.0%
3,396	Lamb Weston Holdings, Inc.	273,921

	Health Care Equipment & Supplies — 4.1%
1,173	Masimo Corp.(a)	284,394

	Health Care Providers & Services — 4.2%
720	UnitedHealth Group, Inc.	288,317

	Insurance — 4.5%
1,305	Aon PLC, Class A	311,582

	Interactive Media & Services — 10.9%
140	Alphabet, Inc., Class A(a)	341,850
1,177	Facebook, Inc., Class A(a)	409,255

		751,105

	Internet & Direct Marketing Retail — 5.0%
100	Amazon.com, Inc.(a)	344,016

	IT Services — 11.2%
674	Accenture PLC, Class A	198,688
1,448	Jack Henry & Associates, Inc.	236,763
911	MasterCard, Inc., Class A	332,597

		768,048

	Oil, Gas & Consumable Fuels — 2.2%
42,686	Kosmos Energy Ltd.(a)	147,694

	Road & Rail — 8.1%
1,098	Saia, Inc.(a)	230,020
1,495	Union Pacific Corp.	328,795

		558,815

	Semiconductors & Semiconductor Equipment — 14.7%
1,356	Entegris, Inc.	166,747
455	NVIDIA Corp.	364,046
1,656	Texas Instruments, Inc.	318,449
722	Universal Display Corp.	160,522

		1,009,764

	Software — 5.2%
1,311	Microsoft Corp.	355,150

	Technology Hardware, Storage & Peripherals — 3.1%
1,540	Apple, Inc.	210,918

	Total Common Stocks (Identified Cost $5,734,827)	6,820,731

Principal Amount	Description	Value (†)
Short-Term Investments — 0.9%
$59,642	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $59,642 on 7/01/2021 collateralized by $53,600 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $60,947 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $59,642)	$59,642

	Total Investments — 100.2% (Identified Cost $5,794,469)	6,880,373
	Other assets less liabilities — (0.2)%	(14,868)

	Net Assets — 100.0%	$6,865,505

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

Industry Summary at June 30, 2021 (Unaudited)

Semiconductors & Semiconductor Equipment	14.7%
IT Services	11.2
Interactive Media & Services	10.9
Road & Rail	8.1
Software	5.2
Internet & Direct Marketing Retail	5.0
Biotechnology	5.0
Insurance	4.5
Health Care Providers & Services	4.2
Health Care Equipment & Supplies	4.1
Food Products	4.0
Chemicals	3.8
Communications Equipment	3.8
Technology Hardware, Storage & Peripherals	3.1
Diversified Telecommunication Services	2.9
Electric Utilities	2.9
Oil, Gas & Consumable Fuels	2.2
Other Investments, less than 2% each	3.7
Short-Term Investments	0.9

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Natixis Loomis Sayles Short Duration Income ETF	Natixis U.S. Equity Opportunities ETF	Natixis Vaughan Nelson Mid Cap ETF	Natixis Vaughan Nelson Select ETF
ASSETS
Investments at cost	$34,863,383	$10,894,604	$9,331,523	$5,794,469
Net unrealized appreciation	251,198	3,578,738	1,508,832	1,085,904

Investments at value	35,114,581	14,473,342	10,840,355	6,880,373
Due from brokers (Note 2)	48,000	—	—	—
Receivable for Fund shares sold	—	342,318	—	—
Receivable from investment adviser (Note 6)	23,012	3,823	3,218	4,829
Receivable for securities sold	291,227	19,258	56,036	—
Dividends and interest receivable	81,962	4,023	6,328	2,402
Prepaid expenses (Note 8)	4	2	2	1

TOTAL ASSETS	35,558,786	14,842,766	10,905,939	6,887,605

LIABILITIES
Payable for securities purchased	186,572	333,406	26,386	—
Payable for variation margin on futures contracts (Note 2)	2,557	—	—	—
Deferred Trustees’ fees (Note 6)	36,285	2,249	2,227	2,215
Administrative fees payable (Note 6)	1,188	493	382	237
Audit and tax services fees payable	23,030	18,762	18,726	18,715
Other accounts payable and accrued expenses	25,366	937	1,064	933

TOTAL LIABILITIES	274,998	355,847	48,785	22,100

NET ASSETS	$35,283,788	$14,486,919	$10,857,154	$6,865,505

NET ASSETS CONSIST OF:
Paid-in capital	$34,893,818	$10,662,393	$8,281,610	$5,149,498
Accumulated earnings	389,970	3,824,526	2,575,544	1,716,007

NET ASSETS	$35,283,788	$14,486,919	$10,857,154	$6,865,505

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net assets	$35,283,788	$14,486,919	$10,857,154	$6,865,505

Shares of beneficial interest	1,400,000	423,200	310,400	210,400

Net asset value, offering and redemption price per share	$25.20	$34.23	$34.98	$32.63

See accompanying notes to financial statements.

23  |

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	Natixis Loomis Sayles Short Duration Income ETF	Natixis U.S. Equity Opportunities ETF	Natixis Vaughan Nelson Mid Cap ETF	Natixis Vaughan Nelson Select ETF
INVESTMENT INCOME
Interest	$173,973	$—	$—	$—
Dividends	—	58,425	63,159	35,760
Non-cash dividends (Note 2b)	—	—	—	36,311 (a)
Less net foreign taxes withheld	—	(1,005)	—	(551)

	173,973	57,420	63,159	71,520

Expenses
Management fees (Note 6)	43,623	48,734	38,736	24,913
Administrative fees (Note 6)	6,217	2,778	2,070	1,420
Trustees’ fees and expenses (Note 6)	10,956	7,646	7,597	7,546
Transfer agent fees and expenses (Note 7)	7,800	7,800	7,800	7,800
Audit and tax services fees	21,004	17,819	17,815	17,805
Custodian fees and expenses (Note 7)	17,876	10,034	10,697	11,759
Excise tax expenses (Note 9)	—	26	21	—
Legal fees (Note 8)	24,205	11,558	8,076	5,947
Registration fees	—	181	362	124
Regulatory filing fees	6,500	6,500	6,500	6,500
Shareholder reporting expenses	6,550	1,793	1,399	1,329
Miscellaneous expenses (Note 8)	19,681	17,892	16,839	16,830

Total expenses	164,412	132,761	117,912	101,973
Less waiver and/or expense reimbursement (Notes 6 and 9)	(109,156)	(74,280)	(74,334)	(73,738)

Net expenses	55,256	58,481	43,578	28,235

Net investment income	118,717	(1,061)	19,581	43,285

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain on:
Investments	139,779	248,328	1,052,010	595,235
Futures contracts	60,796	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(208,358)	2,055,349	457,253	523,129
Futures contracts	(15,900)	—	—	—

Net realized and unrealized gain (loss) on investments and futures contracts	(23,683)	2,303,677	1,509,263	1,118,364

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,034	$2,302,616	$1,528,844	$1,161,649

(a)	Represents a non-recurring stock dividend.

See accompanying notes to financial statements.

|  24

Statements of Changes in Net Assets

	Natixis Loomis Sayles Short Duration Income ETF		Natixis U.S. Equity Opportunities ETF
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(a)
FROM OPERATIONS:
Net investment income (loss)	$118,717	$594,048	$(1,061)	$(546)
Net realized gain on investments and futures contracts	200,575	862,583	248,328	13,656
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(224,258)	119,094	2,055,349	1,523,389

Net increase in net assets resulting from operations	95,034	1,575,725	2,302,616	1,536,499

FROM DISTRIBUTIONS TO SHAREHOLDERS:
	(541,635)	(1,078,630)	(13,140)	(1,777)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	11,426,712	(6,524,428)	342,318	10,240,403

Net increase (decrease) in net assets	10,980,111	(6,027,333)	2,631,794	11,775,125
NET ASSETS
Beginning of the period	24,303,677	30,331,010	11,855,125	80,000

End of the period	$35,283,788	$24,303,677	$14,486,919	$11,855,125

(a)	From commencement of operations on September 16, 2020 through December 31, 2020.

See accompanying notes to financial statements.

25  |

Statements of Changes in Net Assets (continued)

	Natixis Vaughan Nelson Mid Cap ETF		Natixis Vaughan Nelson Select ETF
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(a)	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(a)
FROM OPERATIONS:
Net investment income	$19,581	$9,304	$43,285	$3,725
Net realized gain (loss) on investments	1,052,010	38,350	595,235	(8,469)
Net change in unrealized appreciation (depreciation) on investments	457,253	1,051,579	523,129	562,775

Net increase in net assets resulting from operations	1,528,844	1,099,233	1,161,649	558,031

FROM DISTRIBUTIONS TO SHAREHOLDERS:
	(37,310)	(15,338)	—	(3,769)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	1,586,360	6,685,365	(338,860)	5,478,454

Net increase in net assets	3,077,894	7,769,260	822,789	6,032,716
NET ASSETS
Beginning of the period	7,779,260	10,000	6,042,716	10,000

End of the period	$10,857,154	$7,779,260	$6,865,505	$6,042,716

(a)	From commencement of operations on September 16, 2020 through December 31, 2020.

See accompanying notes to financial statements.

|  26

Financial Highlights

For a share outstanding throughout each period

	Natixis Loomis Sayles Short Duration Income ETF
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$25.58		$25.28	$24.62	$25.02	$25.00

Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.10		0.49	0.64	0.61	(0.00	)(b)
Net realized and unrealized gain (loss)	(0.01)		0.83	0.70	(0.37)	0.02

Total from Investment Operations	0.09		1.32	1.34	0.24	0.02

Less Distributions From:
Net investment income	(0.13)		(0.51)	(0.67)	(0.64)	—
Net realized capital gains	(0.34)		(0.51)	(0.01)	—	—

Total Distributions	(0.47)		(1.02)	(0.68)	(0.64)	—

Net asset value, end of the period	$25.20		$25.58	$25.28	$24.62	$25.02

Total return(c)	0.36	%(d)	5.27%	5.51%	0.97%	0.08	%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$35,284		$24,304	$30,331	$27,084	$20,016
Net expenses(e)	0.38	%(f)	0.38%	0.38%	0.38%	0.38	%(f)
Gross expenses	1.13	%(f)	1.05%	0.95%	1.09%	14.21	%(f)
Net investment income (loss)	0.82	%(f)	1.91%	2.56%	2.46%	(0.09	)%(f)
Portfolio turnover rate(g)	70%		181%	113%	167%	0%

*	From commencement of operations on December 27, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

27  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Natixis U.S. Equity Opportunities ETF
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*
Net asset value, beginning of the period	$28.69		$25.00

Income (loss) from Investment Operations:
Net investment loss(a)(b)	(0.00)		(0.00)
Net realized and unrealized gain (loss)	5.57		3.69

Total from Investment Operations	5.57		3.69

Less Distributions From:
Net investment income	(0.00	)(b)	—
Net realized capital gains	(0.03)		(0.00	)(b)

Total Distributions	(0.03)		(0.00)

Net asset value, end of the period	$34.23		$28.69

Total return(c)(d)	19.43%		14.78%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$14,487		$11,855
Net expenses(e)(f)	0.90%		0.90%
Gross expenses(f)	2.04%		2.99%
Net investment loss(f)	(0.02)%		(0.02)%
Portfolio turnover rate(g)	5%		6%

*	From commencement of operations on September 16, 2020 through December 31, 2020.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

|  28

Financial Highlights (continued)

For a share outstanding throughout each period

	Natixis Vaughan Nelson Mid Cap ETF
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*
Net asset value, beginning of the period	$29.87		$25.17

Income (loss) from Investment Operations:
Net investment income(a)	0.07		0.04
Net realized and unrealized gain (loss)	5.16		4.72

Total from Investment Operations	5.23		4.76

Less Distributions From:
Net investment income	(0.00	)(b)	(0.04)
Net realized capital gains	(0.12)		(0.02)

Total Distributions	(0.12)		(0.06)

Net asset value, end of the period	$34.98		$29.87

Total return(c)(d)	17.54%		18.91%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$10,857		$7,779
Net expenses(e)(f)	0.90%		0.90%
Gross expenses(f)	2.44%		4.53%
Net investment income(f)	0.40%		0.53%
Portfolio turnover rate(g)	31%		10%

*	From commencement of operations on September 16, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

29  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Natixis Vaughan Nelson Select ETF
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*
Net asset value, beginning of the period	$27.42		$24.86

Income (loss) from Investment Operations:
Net investment income(a)	0.19	(b)	0.02
Net realized and unrealized gain (loss)	5.02		2.56

Total from Investment Operations	5.21		2.58

Less Distributions From:
Net investment income	—		(0.02)

Net asset value, end of the period	$32.63		$27.42

Total return(c)(d)	19.00	%(b)	10.37%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$6,866		$6,043
Net expenses(e)(f)	0.85%		0.85%
Gross expenses(f)	3.07%		4.95%
Net investment income(f)	1.30	%(b)	0.24%
Portfolio turnover rate(g)	43%		16%

*	From commencement of operations on September 16, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been 18.42% and the ratio of net investment income to average net assets would have been 0.21%.

(c)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

|  30

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.  Organization.  Natixis ETF Trust and Natixis ETF Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Funds. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and traded on other exchanges. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis ETF Trust:

Natixis Loomis Sayles Short Duration Income ETF (the “Short Duration Income ETF”)

Natixis ETF Trust II:

Natixis U.S. Equity Opportunities ETF (the “U.S. Equity Opportunities ETF”)

Natixis Vaughan Nelson Mid Cap ETF (the “Mid Cap ETF”)

Natixis Vaughan Nelson Select ETF (the “Select ETF”)

Each Fund is a diversified investment company, except for Select ETF, which is a non-diversified investment company.

Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, U.S. Equity Opportunities ETF, Mid Cap ETF and Select ETF do not disclose the daily holdings of the actual portfolio. Instead, the Funds disclose a portfolio that is designed to reflect the economic exposure and risk characteristics of the actual portfolio on any given trading day (the “Proxy Portfolio”). Although the Proxy Portfolio is intended to provide Authorized Participants and other market participants with enough information to allow them to engage in effective arbitrage transactions that will keep the market price of the Funds’ shares trading at or close to the underlying NAV per share of the Fund, while at the same time enabling them to establish cost-effective hedging strategies to reduce risk, there is a risk that market prices will vary significantly from the underlying NAV of the Funds.

The Funds issue and redeem shares on a continuous basis through ALPS Distributors, Inc. (“ALPS”). Each Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Currently, no Rule 12b-1 fees are charged. Future payments may be made under the 12b-1 Plan without further shareholder approval.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and the Trusts.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

31  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2021, certain securities held by Short Duration Income ETF were fair valued at $13,200, representing less than 0.1% of net assets.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon the World Market or “WM11” foreign exchange rates supplied by an independent pricing service. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

|  32

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986 (“IRC”), as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, deferred Trustees’ fees, futures contract mark-to-market, non-deductible expenses and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, futures contract mark-to-market, paydown gains and losses, straddle loss deferrals, premium amortization and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2020 was as follows:

	2020 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Short Duration Income ETF	$1,077,550	$1,080	$1,078,630
U.S. Equity Opportunities ETF	1,777	—	1,777
Mid Cap ETF	15,182	156	15,338
Select ETF	3,769	—	3,769

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

33  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

As of December 31, 2020, capital loss carryforwards were as follows:

	Short Duration Income ETF	U.S. Equity Opportunities ETF	Mid Cap ETF	Select ETF
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$—	$(6,608)

As of June 30, 2021, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Short Duration Income ETF	U.S. Equity Opportunities ETF	Mid Cap ETF	Select ETF
Federal tax cost	$34,893,765	$10,894,604	$9,331,523	$5,794,469

Gross tax appreciation	$270,384	$3,652,279	$1,582,243	$1,101,313
Gross tax depreciation	(65,349)	(73,541)	(73,411)	(15,409)

Net tax appreciation	$205,035	$3,578,738	$1,508,832	$1,085,904

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Short Duration Income ETF represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than June 30, 2023, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

|  34

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021, at value:

Short Duration Income ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$545,586	$13,200	(b)	$558,786
All Other Bonds and Notes(a)	—	34,424,023	—		34,424,023

Total Bonds and Notes	—	34,969,609	13,200		34,982,809

Short-Term Investments	—	131,772	—		131,772

Total	$—	$35,101,381	$13,200		$35,114,581

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(15,781)	$—	$—	$(15,781)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

U.S. Equity Opportunities ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$14,095,810	$—	$—	$14,095,810
Short-Term Investments	—	377,532	—	377,532

Total	$14,095,810	$377,532	$—	$14,473,342

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

35  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Mid Cap ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,668,350	$—	$—	$10,668,350
Short-Term Investments	—	172,005	—	172,005

Total	$10,668,350	$172,005	$—	$10,840,355

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Select ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,820,731	$—	$—	$6,820,731
Short-Term Investments	—	59,642	—	59,642

Total	$6,820,731	$59,642	$—	$6,880,373

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or June 30, 2021:

Short Duration Income ETF

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
Collateralized Mortgage Obligations	$29,612	$—	$159	$(95)	$8	$(29,898)	$13,414	$—	$13,200	$(12)

A debt security valued at $13,414 was transferred from Level 2 to Level 3 during the period ended June 30, 2021. At December 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Short Duration Income ETF used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2021, Short Duration Income ETF used futures contracts to manage duration.

|  36

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

The following is a summary of derivative instruments for Short Duration Income ETF as of June 30, 2021, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(15,781)

1

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Short Duration Income ETF during the six months ended June 30, 2021, as reflected within the Statements of Operations, were as follows:

Net Realized Gain on:	Futures contracts
Interest rate contracts	$60,796

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(15,900)

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2021:

Short Duration Income ETF	Futures
Average Notional Amount Outstanding	23.36%
Highest Notional Amount Outstanding	29.05%
Lowest Notional Amount Outstanding	18.42%
Notional Amount Outstanding as of June 30, 2021	20.49%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open futures contracts is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in net assets.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Short Duration Income ETF	$48,000	$48,000

37  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2021, purchases and sales of securities (excluding in-kind transactions and short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Short Duration Income ETF	$16,421,535	$7,856,509	$16,259,704	$12,416,631
U.S. Equity Opportunities ETF	—	—	691,006	707,129
Mid Cap ETF	—	—	2,999,995	3,113,414
Select ETF	—	—	2,869,217	2,779,676

For the six months ended June 30, 2021, in-kind transactions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
U.S. Equity Opportunities ETF	$333,406	$—
Mid Cap ETF	3,240,284	1,684,072
Select ETF	256,637	618,798

Mid Cap ETF and Select ETF realized a gain of $447,011 and $135,160, respectively on in-kind sales during the six months ended June 30, 2021.

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, LLC (“Natixis Advisors”), serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1.5 billion	Over $1.5 billion
Short Duration Income ETF	0.30%	0.30%
U.S. Equity Opportunities ETF	0.75%	0.75%
Mid Cap ETF	0.80%	0.75%
Select ETF	0.75%	0.75%

Effective July 1, 2021, Mid Cap ETF and Select ETF pay a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1.5 billion	Over $1.5 billion
Mid Cap ETF	0.75%	0.70%
Select ETF	0.70%	0.70%

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Short Duration Income ETF	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
U.S. Equity Opportunities ETF	Harris Associates L.P. (“Harris”), Loomis Sayles
Mid Cap ETF	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Select ETF	Vaughan Nelson

Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.

|  38

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $1.5 billion	Over $1.5 billion
Short Duration Income ETF	Loomis Sayles	0.15%	0.15%
U.S. Equity Opportunities ETF
Large Cap Value Segment	Harris	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.40%	0.40%
Mid Cap ETF	Vaughan Nelson	0.50%	0.47%
Select ETF	Vaughan Nelson	0.50%	0.50%

Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

Effective July 1, 2021, Mid Cap ETF and Select ETF has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $1.5 billion	Over $1.5 billion
Mid Cap ETF	Vaughan Nelson	0.47%	0.44%
Select ETF	Vaughan Nelson	0.47%	0.47%

Natixis Advisors has given a binding undertaking to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2024, except for U.S. Equity Opportunities ETF, which is in effect until April 30, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Short Duration Income ETF	0.38%
U.S. Equity Opportunities ETF	0.90%
Mid Cap ETF	0.90%
Select ETF	0.85%

Effective July 1, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Mid Cap ETF and Select ETF are as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Mid Cap ETF	0.85%
Select ETF	0.80%

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent the annual operating expenses of a Fund fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

39  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

For the six months ended June 30, 2021, the management fees and waiver of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Short Duration Income ETF	$43,623	$43,623	$—	0.30%	—%
U.S. Equity Opportunities ETF	48,734	48,734	—	0.75%	—%
Mid Cap ETF	38,736	38,736	—	0.80%	—%
Select ETF	24,913	24,913	—	0.75%	—%

[1]	Management fee waiver is subject to possible recovery until December 31, 2022.

For the six months ended June 30, 2021, expenses have been reimbursed as follows:

Fund	Reimbursements[2]
Short Duration Income ETF	$65,533
U.S. Equity Opportunities ETF	1,208
Mid Cap ETF	10,580
Select ETF	22,766

[2]	Expense reimbursement is subject to possible recovery until December 31, 2022.

No expenses were recovered for any of the Funds during the six months ended June 30, 2021 under the terms of the expense limitation agreements.

b.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, the Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Short Duration Income ETF	$6,217
U.S. Equity Opportunities ETF	2,778
Mid Cap ETF	2,070
Select ETF	1,420

c.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, LLC (“Natixis Distribution”), Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

|  40

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.

d.  Affiliated Ownership.  As of June 30, 2021, the percentage of each Fund’s net assets owned by Natixis Investment Managers, LLC is as follows:

Fund	Percent of Net Assets
U.S. Equity Opportunities ETF	95.20%
Mid Cap ETF	64.88%
Select ETF	96.16%

Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Transfer Agent and Custodian Fees and Expenses.  State Street Bank, custodian and transfer agent to the Funds, has agreed to waive the transfer agent fees, custodian fees and certain other expenses for the first 12 months of operations for U.S. Equity Opportunities ETF, Mid Cap ETF, and Select ETF. For the six months ended June 30, 2021, total fees waived for each fund were $24,312, $24,997 and $26,059, respectively.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 8, 2021, Short Duration Income ETF, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

For the six months ended June 30, 2021, the Funds had no borrowings under this agreement.

9.  Excise Tax Expense.  During the six months ended June 30, 2021, U.S. Equity Opportunities ETF and Mid Cap ETF paid excise tax on undistributed income under IRC Section 4892 in the amount of $26 and $21, respectively. The custodian bank has reimbursed the Funds for the entire amount of the tax due. There is no impact to net expenses.

10.  Risk.  The Funds have exposure to certain types of risk as summarized below.

a.  Authorized Participant Concentration Risk.  Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

b.  Premium/Discount Risk.  Shares of the Funds are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Funds’ shares will fluctuate, in some cases materially, in response to changes in the Funds’ NAV, the intraday value of the Funds’ holdings, and the relative supply and demand for the Funds’ shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced

41  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

c.  Secondary Market Trading Risk.  Investors buying or selling shares of the Funds in the secondary market will pay brokerage commissions or other charges imposed by broker-dealers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

d.  Trading Issues Risk.  Trading in shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met. Because U.S. Equity Opportunities ETF, Mid Cap ETF, and Select ETF trade on the basis of a published Proxy Portfolio, they may trade at a wider bid/ask spread and may experience a wider premium/discount than traditional ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade especially during periods of market disruption or volatility.

e.  Non-Diversified Risk.  Select ETF is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

f.  Other.  Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

11.  Capital Shares.  Shares of the Funds may be acquired or redeemed directly from the Funds by Authorized Participants only in aggregations of 50,000 shares (prior to October 1, 2020, in aggregations of 100,000 shares) for Short Duration Income ETF and 10,000 shares for U.S. Equity Opportunities ETF, Mid Cap ETF and Select ETF (“Creation Units”), or multiples thereof. Each Authorized Participant enters into an Authorized Participant agreement with the Funds’ Distributor.

A creation transaction order, which is subject to acceptance by ALPS, generally takes place when an Authorized Participant deposits into the Funds a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable directly with the Funds.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.

The Funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees are included in capital share transactions on the Statements of Changes in Net Assets.

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Short Duration Income ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	450,000	$11,426,712	500,000	$12,999,407
Redeemed	—	—	(750,000)	(19,523,835)

Increase (decrease) from capital share transactions	450,000	$11,426,712	(250,000)	$(6,524,428)

	Six Months Ended June 30, 2021		Period Ended December 31, 2020(a)
U.S. Equity Opportunities ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	10,000	$342,318	410,000	$10,240,403

Increase from capital share transactions	10,000	$342,318	410,000	$10,240,403

(a)	From commencement of operations on September 16, 2020 through December 31, 2020.

|  42

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

	Six Months Ended June 30, 2021		Period Ended December 31, 2020(a)
Mid Cap ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	100,000	$3,271,472	260,000	$6,685,365
Redeemed	(50,000)	(1,685,112)	—	—

Increase from capital share transactions	50,000	$1,586,360	260,000	$6,685,365

(a)	From commencement of operations on September 16, 2020 through December 31, 2020.

	Six Months Ended June 30, 2021		Period Ended December 31, 2020(a)
Select ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	10,000	$288,685	220,000	$5,478,454
Redeemed	(20,000)	(627,545)	—	—

Increase (decrease) from capital share transactions	(10,000)	$(338,860)	220,000	$5,478,454

(a)	From commencement of operations on September 16, 2020 through December 31, 2020.

43  |

Other Information

Premium/Discount Analysis (Unaudited)

Fund shares are bought and sold on the secondary market at current market prices. Premium/discount represents the difference between the market price (midpoint between the highest bid and lowest offer on the primary listing exchange) and net asset value (“NAV”) of Fund shares determined as of the close of the NYSE.

Premium/discount will fluctuate regularly based on the supply of, and demand for, shares of the Fund. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell shares.

The following information presents the frequency of distributions of premiums and discounts for the Funds, as stated in trading days. Trading days are presented by year, starting with the date the Fund began trading on the secondary market. Premium/discount ranges with no trading days are omitted.

The frequency distribution of premiums and discounts, for Short Duration Income ETF, for the period from December 28, 2017 through June 30, 2021 is as follows:

	Number of Days
Premium/Discount Range	2021	2020	2019	2018	2017
Greater than 2.0% and Less than 2.5%	—	1	—	—	—
Greater than 1.5% and Less than 2.0%	—	1	—	—	—
Greater than 0.5% and Less than 1.0%	—	1	—	1	—
Greater than 0.0% and Less than 0.5%	124	221	155	221	1
At NAV	—	16	69	15	1
Less than 0.0% and Greater than -0.5%	—	12	29	14	—

The frequency distribution of premiums and discounts, for U.S. Equity Opportunities ETF, for the period from September 17, 2020 through June 30, 2021 is as follows:

	Number of Days
Premium/Discount Range	2021	2020
Greater than 1.0% and Less than 1.5%	1	—
Greater than 0.5% and Less than 1.0%	1	5
Greater than 0.0% and Less than 0.5%	118	55
At NAV	2	7
Less than 0.0% and Greater than -0.5%	2	7

The frequency distribution of premiums and discounts, for Mid Cap ETF, for the period from September 17, 2020 through June 30, 2021 is as follows:

	Number of Days
Premium/Discount Range	2021	2020
Greater than 1.5% and Less than 2.0%	1	—
Greater than 0.5% and Less than 1.0%	2	2
Greater than 0.0% and Less than 0.5%	117	66
At NAV	4	3
Less than 0.0% and Greater than -0.5%	—	2
Less than -0.5% and Greater than -1.0%	—	1

The frequency distribution of premiums and discounts, for Select ETF, for the period from September 17, 2020 through June 30, 2021 is as follows:

	Number of Days
Premium/Discount Range	2021	2020
Greater than 0.5% and Less than 1.0%	8	3
Greater than 0.0% and Less than 0.5%	105	60
At NAV	5	7
Less than 0.0% and Greater than -0.5%	6	4

Data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results.

Information regarding premium/discount history on a daily basis is available from the Natixis Funds’ website.

|  44

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 23, 2021

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 23, 2021